Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

Abbott Labs	     Common    002824100     42965    822461  SH          Sole
Accenture Ltd	     Common    G1150G111     46819   1101892  SH	  Sole
Allergan	     Common    018490102     60749    913114  SH          Sole
Amazon.com	     Common    023135106     55162    351218  SH          Sole
Amgen Inc	     Common    031162100     46951    851958  SH          Sole
Apple Inc            Common    037833100     83779    295257  SH          Sole
Bard (C.R)	     Common    067383109     47606    584621  SH	  Sole
CH Robinson Inc	     Common    12541W209     56501    808079  SH	  Sole
Cisco Sys Inc        Common    17275R102     49839   2275765  SH          Sole
Coach Inc	     Common    189754104     19538    454787  SH          Sole
Google		     Common    38259P508     63317    120422  SH          Sole
Mastercard	     Common    57636Q104     65199    291067  SH          Sole
Microsoft Corp       Common    594918104     47563   1942122  SH          Sole
Oracle Corp	     Common    68389X105     58315   2171866  SH          Sole
Qualcomm Inc         Common    747525103     60748   1346356  SH	  Sole
Starbucks Corp       Common    855244109     24509    958139  SH          Sole
Varian Medical Sys   Common    92220P105     73139   1208903  SH	  Sole